Convertible debentures	12 Months Ended
Jun. 30, 2025
Convertible debentures
Convertible debentures

Note 10 – Convertible debentures

Convertible Debenture issued on October 21, 2022

On October 21, 2022, the Company entered into a Securities Purchase Agreement with the Investor pursuant to which the Company sold a Convertible Debenture (the “2022 Debenture”) in the original principal amount of $2,100,000 and warrants to purchase up to 116% of the maximum number of 5,108,275 ordinary shares of the Company, which is 5,925,599 ordinary shares, at a purchase price of $1,974,000. The Company incurred issuance cost of $256,000 in connection with the issuance of the 2022 Debenture. The warrants had a fair value of $1,007,799, based upon using the Black-Scholes Options Pricing Model with the following inputs:

Share price	$0.27
Exercise price	$1.20
Expected terms (in years)	7
Expected volatility	109%
Annual rate of quarterly dividends	—%
Risk free interest rate	1.52%

The fair value measurement of the convertible debentures is categorized as Level 2 under the Fair Value Hierarchy. The Company estimated the fair value of the 2022 Debenture over the payment term using the effective interest rate method, which is estimated to be $1,872,536. The Company allocated $1,198,804 and $645,196 net proceeds to the 2022 Debenture and warrants in accordance with ASC 470-20-25-2, respectively, based on the relative fair values of the 2022 Debenture and warrants, and the portion of the proceeds so allocated to the warrants was accounted for as additional paid-in-capital.

The 2022 Debenture was convertible at an initial conversion price equal to $0.33 per ordinary share, which is 115% of the Volume Weighted Average Price (“VWAP”) of the five trading days immediately prior to closing, and include anti-dilution adjustments in the event any ordinary shares or other equity or equity equivalent securities payable in ordinary shares are granted, issued or sold (or the Company enters into any agreement to grant, issue or sell), in each case, at a price less than the exercise price then in effect, which automatically decreases the conversion price of the 2022 Debenture upon the occurrence of such event; provided, that the conversion price may not be less than $0.06 per ordinary shares, which is 20% of the closing bid price of the trading day immediately prior to closing. The holder of the 2022 Debenture has the right to convert all or a portion at any time after the six-month anniversary of the date of issuance and prior to the maturity date, which was two years from the date of issuance.

The 2022 Debenture has a variable interest rate with a minimum of 12% per annum, and subject to adjustment upon occurrence of certain events. The Company may, at its option, pay interest in cash or ordinary shares.

In addition to a total of $900,000 cash repayment, the $1,200,000 remaining principal balance of the 2022 Debenture and accrued interest expense were converted into 680,183 ordinary shares at a conversion price of $1.80 (after the reverse share split in May 2023) per ordinary share during the year ended June 30, 2024. As of June 30, 2024, the 2022 Debenture was fully settled.

Convertible Debenture issued on December 29, 2023

On December 29, 2023, the Company entered into a Securities Purchase Agreement with the Investor pursuant to which the Company sold a Convertible Debenture (the “2023 Debenture”) in the original principal amount of $6,740,000 and the warrants to purchase 1,070,719 ordinary shares of the Company, at a purchase price of $6,127,334. The Company incurred issuance cost of $612,666 in connection with the issuance of the 2023 Debenture. The warrants had a fair value of $4,399,645, based upon using the Black-Scholes Options Pricing Model with the following inputs:

Share price	$4.15
Exercise price	$15.00
Expected terms (in years)	10
Expected volatility	175%
Annual rate of quarterly dividends	—%
Risk free interest rate	1.72%

The fair value measurement of the convertible debentures is categorized as Level 2 under the Fair Value Hierarchy. The Company estimated the fair value of the 2023 Debenture over the payment term using the effective interest rate method, which is estimated to be $6,127,334. The Company allocated $3,566,476 and $2,560,858 net proceeds to the 2023 Debenture and warrants in accordance with ASC 470-20-25-2, respectively, based on the relative fair values of the 2023 Debenture and warrants, and the portion of the proceeds so allocated to the warrants was accounted for as additional paid-in-capital.

The 2023 Debenture is convertible at an initial conversion price equal to $15.00 per ordinary share, and include anti-dilution adjustments in the event any ordinary shares or other equity or equity equivalent securities payable in ordinary shares are granted, issued or sold (or the Company enters into any agreement to grant, issue or sell), in each case, at a price less than the exercise price then in effect, which automatically decreases the conversion price of the 2023 Debenture upon the occurrence of such event; provided, that the conversion price may not be less than $0.7186 per ordinary shares, which is 20% of the lower of the (i) the closing price of the ordinary shares immediately preceding the signing of the binding agreement; or (ii) the average closing price of the ordinary shares for the five trading days immediately preceding the signing of the binding agreement. The holder of the 2023 Debenture will have the right to convert all or a portion at any time after the date of issuance and prior to the maturity date, which is the thirty-sixth month anniversary from the date of issuance.

The 2023 Debenture has a variable interest rate with a minimum of 13.5% per annum, and subject to adjustment upon occurrence of certain events. The Company may, at its option, pay interest in cash or ordinary shares.

A total of $960,000 prepayments in cash repayments were made to the 2023 Debenture during the year ended June 30, 2024.

Convertible Debenture issued on May 31, 2024

On May 31, 2024, the Company entered into an Exchange Agreement with the holder of the warrant, pursuant to which the Company will issue a senior secured convertible note in the principal amount of $2,000,000 (the “Exchange Note”) in exchange for the cancellation of 500,000 warrants.

The fair value measurement of the cancelled warrants embedded with the Convertible Debenture issued on October 21, 2022 is categorized as Level 2 under the Fair Value Hierarchy. The Company estimated the fair value of the warrants using the Black-Scholes Options Pricing Model, which is estimated to be $71,319. The Company exchanged the warrants with a senior secured convertible note in the principal amount of $2,000,000, and the difference was accounted for as a loss on warrants settlement for the year ended June 30, 2024.

The Exchange Note is convertible at a conversion price equal to the greater of (x) $0.76 and (y) 95% of (A) the lowest VWAP of the ordinary shares on any trading day during the five (5) trading day period immediately prior to the applicable conversion date. The holder of the Exchange Note will have the right to convert all or a portion of the Exchange Note at any time after the date of issuance and prior to the maturity date, which is the twenty-fourth month anniversary from the date of issuance.

The Exchange Note matures on May 31, 2026 and has an interest of ten percent (10%) per annum. The interest rate increases upon an event of default.

Conversion of 2023 Debenture and Exchange Note

During the year ended June 30, 2025, the holder exercised its right to convert the entire outstanding obligations under the 2023 Debenture and Exchange Note in accordance with the pre-existing alternate conversion terms included in the original agreement. The Company issued a total of 35,921,082 and 6,677,149 ordinary shares, respectively to settle the outstanding balance for 2023 Debenture and Exchange Note. The conversion was accounted under ASC 470-20-40-4, which requires conversion accounting (i.e. no gain or loss is recorded) since the concersion is in accordance with it original terms.

The summary of all the convertible debentures activity is as follow:

	June 30,	June 30,
	2025	2024
Principal balance	$8,740,000	$10,840,000
Less: conversions into ordinary shares	(7,780,000)	(1,200,000)
Less: repayments in cash	(960,000)	(1,860,000)
Remaining balance	—	7,780,000
Less: debentures discount and debts issuance cost	—	(2,615,989)
Total	$—	$5,164,011
Less: non-current	—	(3,283,992)
Total current	$—	$1,880,019

During the years ended June 30, 2025, 2024 and 2023, the Company made nil, $1,560,000 and $300,000 cash repayments to the convertible debentures, respectively. The issuance costs and discounts are being amortized and recorded to interest expense in the accompanying consolidated statements of income and comprehensive loss over the life of the convertible debentures using effective interest method. For the years ended June 30, 2025, 2024 and 2023, amortization of the issuance cost and discount of $1,167,996, $1,125,067 and $357,995, respectively.